Accumulated Other Comprehensive (Loss) Income - Components of Accumulated Other Comprehensive (Loss) Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss [Line Items]
Amounts reclassified from accumulated other comprehensive income into earnings		$ 42,515	$ 37,093
AOCI reclassification impact on tax		23,900
Cost of Products Sold [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Amounts reclassified from accumulated other comprehensive income into earnings		$ 40,250